Consolidated income statements - BRL (R$) R$ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Profit or loss [abstract]
Interest income	R$ 1,106,935	R$ 788,343	R$ 3,270,967	R$ 1,931,815
Interest expenses	(770,398)	(579,678)	(2,135,375)	(1,381,490)
Net interest income	336,537	208,665	1,135,592	550,325
Revenues from services and commissions	347,780	248,862	928,657	693,596
Expenses from services and commissions	(32,271)	(31,833)	(99,672)	(94,303)
Net result from services and commissions	315,509	217,029	828,986	599,293
Income from securities	429,393	340,982	1,202,355	1,095,841
Gains (losses) on change in fair value of derivatives	52,627	5,941	(5,753)	13,920
Total	131,430	77,687	278,465	301,466
Net revenues	1,265,496	850,304	3,439,645	2,560,845
Impairment losses on financial assets	(407,899)	(263,113)	(1,157,140)	(818,523)
Other administrative expenses	456,949	441,490	1,331,766	1,285,207
Personnel expenses	(210,661)	(176,232)	(569,322)	(493,818)
Depreciation and amortization	(40,561)	(35,620)	(119,268)	(107,609)
Profit (loss) before tax	149,426	(66,151)	262,149	(144,312)
Income from equity interests in associates	(4,071)	(3,892)	(30,597)	(13,954)
Profit (loss) before income tax	145,355	(70,043)	231,552	(158,266)
Current tax expense (income)	(125,932)	(11,165)	(215,962)	(96,428)
Deferred income tax and social contribution	84,738	51,613	176,960	211,802
Income tax benefit	(41,194)	40,448	(39,002)	115,374
Profit (loss) for the period	104,161	(29,595)	192,550	(42,892)
Profit (loss), attributable to [abstract]
Owners of the Company	91,292	(30,008)	151,443	(43,326)
Non-controlling interest	R$ 12,870	R$ 413	R$ 41,107	R$ 434
Earnings per share [abstract]
Basic earnings (loss) per share	R$ 0.23	R$ (0.07)	R$ 0.38	R$ (0.11)
Diluted earnings (loss) per share	R$ 0.23	R$ (0.07)	R$ 0.38	R$ (0.11)